INVENTORIES, NET	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 7 -	INVENTORIES, NET

Inventories are composed of the following:

	December 31,
	2013 (*)	2012

Raw materials and components	$9,648	$12,321
Work in process	14,044	16,145
Spare parts	4,742	3,897
Finished goods	961	668

	$29,395	$33,031

(*) Excluding held for sale assets at December 31, 2013

Inventories are net of reserve for slow moving.

Write down of inventory (as mentioned below) is in the amount of $1,147 and $1,430 at December 31, 2013 and 2012, respectively.

During the year ended December 31, 2011, the Company recorded a write down of inventory in the amount of $2,500 attributable to inventory of the MRO services for aviation components segment. The write down was due to management's estimation of the continued decline in future forecasted sales levels and decline in profitability margins in certain product lines in this operating segment, which were lower than previously anticipated, resulting from the weakness in these areas of business, and was recorded under cost of revenues.

In 2013, 2012 and 2011, approximately $350, $1,892 and $1,501, respectively, of inventory previously written-down were used or sold in the course of providing MRO services.